As filed with the Securities and Exchange Commission on August 20, 2021
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 165
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 167
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HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on September 1, 2021 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 164 to its Registration Statement until September 1, 2021. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 164 under the Securities Act of 1933 and No. 166 under the Investment Company Act of 1940, filed on June 4, 2021, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on August 20, 2021.
Harbor Funds
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	August 20, 2021
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	August 20, 2021
/s/ Scott M. Amero* Scott M. Amero	Trustee	August 20, 2021
/s/ Donna J. Dean* Donna J. Dean	Trustee	August 20, 2021
/s/ Randall A. Hack* Randall A. Hack	Trustee	August 20, 2021
/s/ Robert Kasdin* Robert Kasdin	Trustee	August 20, 2021
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	August 20, 2021
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	August 20, 2021
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	August 20, 2021
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
  Dated: August 20, 2021
* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 164 to the Registrant’s Statement on Form N-1A on June 4, 2021.